Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and principal activities
(a)	Organization and principal activities
HUYA Inc. (“Huya” or the “Company”) is a subsidiary of JOYY Inc. (the “Parent Company” or “JOYY”, refer to JOYY Inc. or JOYY’s consolidated operating entities, where appropriate) before Linen Investment Limited obtains controlling ownership on April 3, 2020 (Note 27(b)). The Company is a holding company incorporated in Cayman Islands on March 30, 2017 and conducts its business through its subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) (collectively, the “Group”) in the People’s Republic of China (the “PRC”). The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The themes of the Group’s platforms are primarily game live streaming and life and entertainment topics beyond games to cater to the users’ growing entertainment demands. In providing these services, the Group has cooperated with talent agencies to assist in broadcaster recruitment, live streaming training and support, promotion strategies development and content management under the Group’s guidance and supervision. The Company generates the majority of its revenue from sales of virtual items in live streaming platforms as well as other services, which substantially consist of advertising and online games-related services. These services are referred to as the “Business”. The Business was founded and operated by JOYY in 2014 and was transfer to Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”) effective from January 1, 2017 (the “Carve Out”). Subsequently, the Company completed a reorganization on July 10, 2017 (“Reorganization”) and became the ultimate primary beneficiary of Guangzhou Huya through a series of contractual agreements (Note 1(d)).
(b)	Public o ffering
The Company completed its IPO in May 2018, issued and sold a total of
17,250,000 American Depositary shares (“ADSs”)
for a total consideration of US$175.7 million after deducting the underwriting discounts and commissions and offering expenses.
 Upon the completion of the IPO, the Company’s (1) 17,647,058 outstanding Series
A-1
Preferred Shares were converted into Class A ordinary shares, (2) 4,411,765 outstanding Series
A-2
Preferred Shares were converted into Class B ordinary shares, and (3) 64,488,235 outstanding Series
B-2
Preferred Shares were converted into Class B ordinary shares immediately as of the same date.
In April 2019, the Company completed a follow-on public offering, issued and sold 13,600,000 ADSs for a total consideration of US$313.8 million after deducting the underwriting discounts and commissions and offering expenses. JOYY, as a selling shareholder, sold 4,800,000 Huya’s ADSs. These 4,800,000 Class B ordinary shares were converted into Class A ordinary shares automatically.
( c )	Principal subsidiaries and VIEs
As of December 31, 2019, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Wholly foreign-owned enterprise (“WFOE”)
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services

VIE
Guangzhou Huya Information Technology Co., Ltd.	PRC	August 10, 2016	100%	Internet value added services
( d )	Variable interest entities

VIE agreements amongst Huya Technology, Guangzhou Huya and its nominee shareholders
To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide internet-content, the Group conducts its operations primarily through its principal VIE, Guangzhou Huya, which hold the internet value-added service license and approvals to provide such internet services in the PRC. Contractual arrangements have been entered into among the Company’s wholly owned subsidiary, Huya Technology, and Guangzhou Huya and its nominee shareholders. The Company obtained control over Guangzhou Huya through Huya Technology, which is a wholly owned subsidiary of the Company, by entering into a series of contractual arrangements with Guangzhou Huya and its nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to Huya Technology through such contractual arrangements. These contractual arrangements include exclusive purchase option agreements, exclusive business cooperation agreements, equity pledge agreements and powers of attorney. These contractual arrangements can be extended at the option of Huya Technology, prior to the expiration date. Management concluded that Huya Technology, through the contractual arrangements, has the power to direct the activities that most significantly impact Guangzhou Huya’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of Guangzhou Huya, and therefore Guangzhou Huya is a VIE of Huya Technology, of which the Company is the ultimate primary beneficiary. Accordingly, the Company consolidates Guangzhou Huya’s results of operations, assets and liabilities in the Group’s consolidated financial statements pursuant to United States Generally Accepted Accounting Principles (“U.S. GAAP”). Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.
The following is a summary of the contractual arrangements entered among Huya Technology, Guangzhou Huya and its nominee shareholders.
•	Exclusive Business Cooperation Agreement
Huya Technology and Guangzhou Huya entered into exclusive business cooperation agreement under which Guangzhou Huya engages Huya Technology as its exclusive provider of technology support, business support and consulting services. Guangzhou Huya shall pay to Huya Technology service fees, which is determined by Huya Technology at its sole discretion. Huya Technology shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, Guangzhou Huya shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Huya Technology. The term of this agreement is ten years and will be extended for ten years automatically after expiration, unless otherwise agreed by both parties in a written agreement. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya. The service fees that the Company’s WFOE and its su
bs
idia
ries
charged to the VIE amounted to RMB8,547, RMB420,165, and RMB940,958, respectively, for the years ended December 31, 2017, 2018 and 2019, respectively.
•	Exclusive Purchase Option Agreement
Under the exclusive purchase option agreement, the nominee shareholders of Guangzhou Huya have granted Huya Technology or its designated representative(s) irrevocably an exclusive option to purchase, to the extent permitted under PRC law, all or part of their equity interests in Guangzhou Huya at the lowest price permitted by the laws of the PRC applicable at the time of exercise. Huya Technology or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Huya Technology’s prior written consent, the nominee shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huya. The term of this agreement is ten years and may be extended for another ten years at Huya Technology’s sole discretion. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.
•	Equity Pledge Agreement
Pursuant to the equity pledge agreement, the nominee shareholders of Guangzhou Huya have pledged all of their equity interests in Guangzhou Huya to Huya Technology to guarantee the performance by Guangzhou Huya and its nominee shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive purchase option agreement, and powers of attorney. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Huya Technology without Huya Technology’s written consent. If Guangzhou Huya and/or its nominee shareholders breach their contractual obligations under those agreements, Huya Technology, as pledgee, will be entitled to sell the pledged equity interests.
•	Power of Attorney
Pursuant to the irrevocable power of attorney, Huya Technology is authorized by each of the nominee shareholders as its attorney-in-fact
to exercise such nominee shareholders’ rights in Guangzhou Huya, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huya requiring nominee shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huya and rights to information relating to all business aspects of Guangzhou Huya. The term of this agreement is ten years and will be automatically extended for one more year indefinitely. Huya Technology has sole discretion to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.
Risks in relation to the VIE structure
The Business was primarily conducted through Guangzhou Huya. The Company has become the primary beneficiary of Guangzhou Huya through contractual arrangements. In the opinion of management, the contractual arrangements with the VIE and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all
provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with its VIE and the Group’s ability to conduct business through the VIE could be severely limited. The Group’s ability to control the VIE also depends on the power of attorney that the wholly owned subsidiary of the Group has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIE through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:
•	revoke or refuse to grant or renew the Group’s business and operating licenses;
•	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;
•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
•	require the Group to alter, discontinue or restrict its operations;
•	restrict or prohibit the Group’s ability to finance its operations, and;
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIE to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the nominee shareholders of the VIE fail to perform their obligations under those arrangements.
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs taken as a whole, which were included in the Group’s consolidated financial statements. Intercompany items within the Group are eliminated in the financial information presented below:

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	668,531	437,930
Restr icted c ash	—	1,392
Short-term deposits	100,000	100,000
Short-term investments	300,162	1,209,255
Accounts receivable, net	43,469	48,699
Amounts due from related parties	237,112	41,208
Prepayments and other current assets	195,381	195,151

Total current assets	1,544,655	2,033,635

Non-current assets
Deferred tax assets	30,945	42,044
Investments	219,827	379,424
Property and equipment, net	85,550	58,279
Intangible assets, net	51,979	45,085
Right of use assets, net	—	11,002
Prepayments and other non-current assets	115,689	99,131

Total non-current assets	503,990	634,965

Total assets	2,048,645	2,668,600

Liabilities
Current liabilities
Accounts payable	9,221	1,057
Deferred revenue	469,378	791,394
Advances from customers	14,403	50,961
Income taxes payable	—	20,397
Accrued liabilities and other current liabilities	786,612	989,274
Amounts due to related parties	31,722	77,169
Lease liabilities due within one year	—	5,418

Total current liabilities	1,311,336	1,935,670

Non-current liabilities
Lease liabilities	—	4,800
Deferred revenue	80,734	164,913

Total non-current liabilities	80,734	169,713

Total liabilities	1,392,070	2,105,383

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	2,177,587	4,659,245	8,293,317
Net (loss) income	(74,390)	406,803	1,323,915

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	237,654	601,022	2,597,223
Net cash used in investing activities	(110,809)	(516,902)	(1,023,878)
Net cash provided by (used in) financing activities	266,913	(3,647)	(519)